New Accounting Pronouncements - Additional Information (Detail) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Debt issue costs, net of accumulated amortization	[1]	$ 33,237	$ 31,419

[1]	See Note 2 for discussion of debt issuance costs reclassification upon adoption of ASU 2015-03.